Guarantees and commitments (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Guarantees
Maturity less than 1 year	40,983	52,969
Maturity between 1 to 3 years	13,272	13,826
Maturity between 3 to 5 years	3,559	3,423
Maturity greater than 5 years	2,811	4,945
Total gross amount	60,625	75,163
Total net amount	59,532	74,016
Carrying value	839	1,180
Collateral received	19,755	20,279
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,826	10,104
Maturity between 1 to 3 years	1,125	1,543
Maturity between 3 to 5 years	396	334
Maturity greater than 5 years	569	606
Total gross amount	4,916	12,587
Total net amount	4,768	12,200
Carrying value	34	53
Collateral received	2,333	1,920
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,428	5,160
Maturity between 1 to 3 years	1,786	1,643
Maturity between 3 to 5 years	1,006	970
Maturity greater than 5 years	145	1,758
Total gross amount	7,365	9,531
Total net amount	6,444	8,793
Carrying value	87	139
Collateral received	3,312	3,336
Securities lending indemnifications
Guarantees
Maturity less than 1 year	11,479	12,211
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	11,479	12,211
Total net amount	11,479	12,211
Carrying value	0	0
Collateral received	11,479	12,211
Derivatives
Guarantees
Maturity less than 1 year	18,247	21,197
Maturity between 1 to 3 years	9,544	9,951
Maturity between 3 to 5 years	1,960	1,833
Maturity greater than 5 years	1,899	2,434
Total gross amount	31,650	35,415
Total net amount	31,650	35,415
Carrying value	715	985
Other guarantees
Guarantees
Maturity less than 1 year	4,003	4,297
Maturity between 1 to 3 years	817	689
Maturity between 3 to 5 years	197	286
Maturity greater than 5 years	198	147
Total gross amount	5,215	5,419
Total net amount	5,191	5,397
Carrying value	3	3
Collateral received	2,631	2,812
Bank
Guarantees
Maturity less than 1 year	40,777	52,728
Maturity between 1 to 3 years	13,213	13,775
Maturity between 3 to 5 years	3,530	3,399
Maturity greater than 5 years	2,797	4,934
Total gross amount	60,317	74,836
Total net amount	59,224	73,689
Carrying value	835	1,176
Collateral received	19,692	20,225
Bank | Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,820	10,101
Maturity between 1 to 3 years	1,125	1,541
Maturity between 3 to 5 years	396	334
Maturity greater than 5 years	569	606
Total gross amount	4,910	12,582
Total net amount	4,762	12,195
Carrying value	34	53
Collateral received	2,330	1,918
Bank | Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,337	5,047
Maturity between 1 to 3 years	1,733	1,599
Maturity between 3 to 5 years	981	951
Maturity greater than 5 years	136	1,750
Total gross amount	7,187	9,347
Total net amount	6,265	8,608
Carrying value	83	135
Collateral received	3,277	3,307
Bank | Securities lending indemnifications
Guarantees
Maturity less than 1 year	11,479	12,211
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	11,479	12,211
Total net amount	11,479	12,211
Carrying value	0	0
Collateral received	11,479	12,211
Bank | Derivatives
Guarantees
Maturity less than 1 year	18,247	21,197
Maturity between 1 to 3 years	9,544	9,951
Maturity between 3 to 5 years	1,960	1,833
Maturity greater than 5 years	1,899	2,434
Total gross amount	31,650	35,415
Total net amount	31,650	35,415
Carrying value	715	985
Bank | Other guarantees
Guarantees
Maturity less than 1 year	3,894	4,172
Maturity between 1 to 3 years	811	684
Maturity between 3 to 5 years	193	281
Maturity greater than 5 years	193	144
Total gross amount	5,091	5,281
Total net amount	5,068	5,260
Carrying value	3	3
Collateral received	2,606	2,789